Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2019	Sep. 30, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	12,944,514	9,656,505	7,864,994
Common stock, shares outstanding	12,944,514	9,656,505	7,864,994